LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                Lincoln Life & Annuity Variable Annuity Account H

                          American Legacy Product Suite

                Supplement to the Prospectus dated April 30, 2008

This supplement to the prospectus for your American Legacy individual variable annuity contract outlines changes to certain features available for purchase under your contract. All other features and benefits described in your prospectus remain the same. This supplement is for informational purposes and requires no action on your part. Please check with your registered representative to determine if the information in the supplement applies to you.

The following changes will be in effect on January 16, 2009 or January 20, 2009 as described below, for new elections (if available) and upon certain step-ups and resets of Living Benefit riders. Complete details regarding each change are outlined below.

o On or after January 20, 2009, the current charge for Lincoln Lifetime IncomeSM Advantage will increase from 0.75% to 0.90% for new elections. For existing contract owners, the increase will occur upon the next Automatic Annual Step-up of the Guaranteed Amount. This new charge will also apply at the next rider anniversary if cumulative deposits received after the first rider anniversary equal or exceed $100,000.
o The current charge for Lincoln SmartSecuritySM Advantage - 5 year Elective Step-up option will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount and for elections completed on or after January 20, 2009.
o The current charge for 4LATER(R) Advantage will increase from 0.50% to 0.65% for new elections and upon the next election to reset the Income Base on or after January 20, 2009.
o The 5% Enhancement period under Lincoln Lifetime IncomeSM Advantage will decrease from 15 years to 10 years.
o The Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up will no longer be offered for purchase after January 16, 2009.
o Contractowners who elect a Living Benefit rider will be subject to new Investment Requirements - Option 3. (See below for a list of applicable riders and restricted funds.)

DESCRIPTION OF CHANGES. The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Expense Table
The following replaces specified sections of the Expense table:

The following table describes the charges for certain Optional Riders available under your contract. Refer to the Expense Tables of your prospectus for all other fees and charges associated with your variable annuity contract and other optional riders.
Lincoln Lifetime IncomeSM Advantage:

     Guaranteed maximum annual percentage charge*                          1.50%

     Current annual percentage charge*                                     0.90%

* The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up and decreased for withdrawals. This charge is deducted from the contract value on a quarterly basis.

Lincoln SmartSecuritySM Advantage:

                                     Lincoln SmartSecuritySM     Lincoln SmartSecuritySM      Lincoln SmartSecuritySM
                                        Advantage - 5 year          Advantage - 1 Year          Advantage - 1 Year
                                     Elective Step-up option     Automatic Step-up option   Automatic Step-up option -
                                      (not available for new     - Single Life (and prior           Joint Life
                                           purchasers) version)

Guaranteed maximum annual                     0.95%                       1.50%                        1.50%
percentage charge*

Current annual percentage                     0.65%                       0.65%                        0.80%
charge*

* The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments and step-ups, and decreased by withdrawals. This charge is deducted from the contract value on a quarterly basis.

4LATER(R) Advantage:

     Guaranteed maximum annual percentage charge*                          1.50%

     Current annual percentage charge*                                     0.65%

*The annual percentage charge for 4LATER(R) Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, automatic 15% Enhancements, and Resets and decreased for withdrawals. The 4LATER(R) Advantage charge is deducted from the subaccounts on a quarterly basis.


5% Enhancement in Guaranteed Amount. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 will receive an annual 5% Enhancement to the Guaranteed Amount which will be in effect for 10 years from the effective date of the Rider. A new 10-year period will begin each time an Automatic Annual Step-up to the contract value occurs as described in your prospectus. (The prior version provided a 5% Enhancement for a 15-year period.)

Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up. After January 16, 2009 Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up will no longer be available for new purchases. Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up will still be available for purchase.

Investment Requirements - Option 3. Contractowners who purchase Lincoln SmartSecuritySM Advantage, 4LATER(R) Advantage and Guaranteed Income Benefit (Version 2) on or after January 20, 2009 or when approved by your state will be subject to Investment Requirements - Option 3. (Contractowners who have elected Lincoln Lifetime IncomeSM Advantage and the Guaranteed Income Benefit under i4LIFE(R) Advantage (Version 3) are already subject to Investment Requirements - Option 3. See prospectus supplement dated December 15, 2008.) The investment options available under Investment Requirements - Option 3 will be changing for new elections. Contractowners currently subject to Investment Requirements - Option 3 will not be affected. Investment Requirements - Option 3 for new elections on or after Jauary 20, 2009 or when approved by your state will be as described below.

Investment Requirements limit how much you can invest in certain subaccounts of your contract. We have divided the subaccounts of your contract into two groups and have specified the minimum or maximum percentages of contract value that must be in each group at the time you purchase the rider. In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain Riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds within the group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.
At this time, the subaccount groups are as follows:


Group 1                                                                                                  Group 2
Investments must be at least 30%                                                   Investments cannot exceed 70%
--------------------------------                                                   -----------------------------
1. Bond Fund                                             All other investment options except as discussed below.
2. Global Bond Fund
3. U.S. Government/AAA-Rated Securities

To satisfy the Investment Requirements of Lincoln Lifetime IncomeSM Advantage, you may allocate 100% of your contract value to the Asset Allocation Fund, an individual mutual fund offered by the American Funds Insurance Series as one of the subaccount options in your contract. If you allocate less than 100% of contract value to the Asset Allocation Fund, then the Asset Allocation Fund will be considered as part of Group 2 above and you will be subject to the Group 2 restrictions. When Lincoln Lifetime IncomeSM Advantage is elected, the fixed account is no longer available except for dollar cost averaging.

In addition, to satisfy the Investment Requirements of Lincoln Lifetime IncomeSM Advantage, contract value may be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. At this time, 100% of the contract value can be allocated to one of the following models:
American Legacy Fundamental Balanced Model or American Legacy Fundamental Income Model. You may only choose one asset allocation at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 subaccounts as described above.



                Please keep this Supplement for future reference.

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                Lincoln Life & Annuity Variable Annuity Account H

                          American Legacy Product Suite

                Supplement to the Prospectus dated April 30, 2008

This supplement to the prospectus for your American Legacy individual variable annuity contract outlines changes to certain features available for purchase under your contract. All other features and benefits described in your prospectus remain the same. This supplement is for informational purposes and requires no action on your part. Please check with your registered representative to determine if the information in the supplement applies to you.

The following changes will be in effect on January 16, 2009 or January 20, 2009 as described below, for new elections (if available) and upon certain step-ups and resets of Living Benefit riders. Complete details regarding each change are outlined below.

o On or after January 20, 2009, the current charge for Lincoln Lifetime IncomeSM Advantage will increase from 0.75% to 0.90% for new elections. For existing contract owners, the increase will occur upon the next Automatic Annual Step-up of the Guaranteed Amount. If cumulative deposits received after the first rider anniversary equal or exceed $100,000, the new rider charge will also apply on the next rider anniversary.
o The current charge for Lincoln SmartSecuritySM Advantage - 5 year Elective Step-up option will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount and for applications received prior to but effective after January 20, 2009.
o The current charge for 4LATER(R) Advantage will increase from 0.50% to 0.65% for new elections and upon the next election to reset the Income Base on or after January 20, 2009.
o The 5% Enhancement period under Lincoln Lifetime IncomeSM Advantage will decrease from 15 years to 10 years.
o The Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up will no longer be offered for purchase after January 16, 2009.
o Contractowners who elect a Living Benefit rider will be subject to new Investment Requirements - Option 3. (See below for a list of applicable riders and restricted funds.)

DESCRIPTION OF CHANGES. The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Expense Table
The following replaces specified sections of the Expense table:

The following table describes the charges for certain Optional Riders available under your contract. Refer to the Expense Tables of your prospectus for all other fees and charges associated with your variable annuity contract and other optional riders.
Lincoln Lifetime IncomeSM Advantage:

     Guaranteed maximum annual percentage charge*                          1.50%

     Current annual percentage charge*                                     0.90%

* The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up and decreased for withdrawals. This charge is deducted from the contract value on a quarterly basis.

Lincoln SmartSecuritySM Advantage:

                                     Lincoln SmartSecuritySM     Lincoln SmartSecuritySM      Lincoln SmartSecuritySM
                                        Advantage - 5 year          Advantage - 1 Year          Advantage - 1 Year
                                     Elective Step-up option     Automatic Step-up option   Automatic Step-up option -
                                      (not available for new     - Single Life (and prior           Joint Life
                                           purchasers) version)

Guaranteed maximum annual                     0.95%                       1.50%                        1.50%
percentage charge*

Current annual percentage                     0.65%                       0.65%                        0.80%
charge*

* The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments and step-ups, and decreased by withdrawals. This charge is deducted from the contract value on a quarterly basis.

4LATER(R) Advantage:

     Guaranteed maximum annual percentage charge*                          1.50%

     Current annual percentage charge*                                     0.65%

*The annual percentage charge for 4LATER(R) Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, automatic 15% Enhancements, and Resets and decreased for withdrawals. The 4LATER(R) Advantage charge is deducted from the subaccounts on a quarterly basis.


5% Enhancement in Guaranteed Amount. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 will receive an annual 5% Enhancement to the Guaranteed Amount which will be in effect for 10 years from the effective date of the Rider. A new 10-year period will begin each time an Automatic Annual Step-up to the contract value occurs as described in your prospectus. (The prior version provided a 5% Enhancement for a 15-year period.)

Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up. After January 16, 2009 Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up will no longer be available for new purchases. Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up will still be available for purchase.

Investment Requirements - Option 3. Contractowners who purchase Lincoln SmartSecuritySM Advantage, 4LATER(R) Advantage and Guaranteed Income Benefit (Version 2) on or after January 20, 2009 or when approved by your state will be subject to Investment Requirements - Option 3. (Contractowners who have elected Lincoln Lifetime IncomeSM Advantage and the Guaranteed Income Benefit under i4LIFE(R) Advantage (Version 3) are already subject to Investment Requirements - Option 3. See prospectus supplement dated December 15, 2008.) The investment options available under Investment Requirements - Option 3 will be changing for new elections. Contractowners currently subject to Investment Requirements - Option 3 will not be affected. Investment Requirements - Option 3 for new elections on or after Jauary 20, 2009 or when approved by your state will be as described below.

Investment Requirements limit how much you can invest in certain subaccounts of your contract. We have divided the subaccounts of your contract into two groups and have specified the minimum or maximum percentages of contract value that must be in each group at the time you purchase the rider. In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain Riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds within the group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.
At this time, the subaccount groups are as follows:


Group 1                                                                                                  Group 2
Investments must be at least 30%                                                   Investments cannot exceed 70%
--------------------------------                                                   -----------------------------
1. Bond Fund                                             All other investment options except as discussed below.
2. Global Bond Fund
3. U.S. Government/AAA-Rated Securities

To satisfy the Investment Requirements of Lincoln Lifetime IncomeSM Advantage, you may allocate 100% of your contract value to the Asset Allocation Fund, an individual mutual fund offered by the American Funds Insurance Series as one of the subaccount options in your contract. If you allocate less than 100% of contract value to the Asset Allocation Fund, then the Asset Allocation Fund will be considered as part of Group 2 above and you will be subject to the Group 2 restrictions. When Lincoln Lifetime IncomeSM Advantage is elected, the fixed account is no longer available except for dollar cost averaging.

In addition, to satisfy the Investment Requirements of Lincoln Lifetime IncomeSM Advantage, contract value may be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. At this time, 100% of the contract value can be allocated to one of the following models:
American Legacy Fundamental Balanced Model or American Legacy Fundamental Income Model. You may only choose one asset allocation at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 subaccounts as described above.



                Please keep this Supplement for future reference.